Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

9.Inventories

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Work in progress	4,798	—
Finished goods	17,660	1,181
	22,458	1,181
Included in inventories per balance sheet	22,458	—
Included in assets classified as held for sale	—	1,181

The movement in impairment losses on inventories during the years indicated is as follows:

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening loss allowance	—	14,409
Provision for/(reversal of) impairment, net	14,409	(10,687)
Disposal of subsidiaries	—	(2,541)
Closing loss allowance	14,409	1,181
Included in inventories per balance sheet	14,409	—
Included in assets classified as held for sale	—	1,181